FUNDMANAGER TRUST
                               ONE BEACON STREET
                          BOSTON, MASSACHUSETTS 02108
                                 (617) 725-2152

                                                             November 29, 1995

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         RE:      RULE 24F-2 NOTICE FOR FUNDMANAGER TRUST
                  (REGISTRATION STATEMENT FILE NO. 33-89754)

Ladies and Gentlemen:

         The purpose of this letter is to notify the Commission within two months of the Registrant's fiscal year end of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.


         The information required by the above-referenced rule is as follows:

1. This "Rule 24f-2 Notice" is being filed for the fiscal year ended September 30, 1995 (the "Fiscal Year").

2. Number of shares of the capital stock of the Registrant were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

3. 5,546,038 shares of the capital stock of the Registrant were sold during the Fiscal Year.

4. All 5,546,038 shares of the capital stock of the Registrant were sold during the Fiscal Year in reliance upon the Declaration of the Registrant of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

5. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.






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Division of Investment Management
Securities and Exchange Commission
November 29, 1995
Page 2

6. In accordance with subsection (c) of Rule 24f-2, the actual aggregate sales price used to calculate the required filing fee is $0. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Period, reduced by the difference between:

(1) The actual aggregate redemption price of the shares redeemed by the Registrant during the Period, and

(2)       The  actual  aggregate   redemption  price  of  such  redeemed  shares
          previously applied by the Registrant pursuant to 24e-2(a) in the filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

         Aggregate Sale Price for Shares Sold During Period in Reliance Upon the 24f-2 Declaration

         Aggressive Growth Fund                                    $  9,328,987
         Growth Fund                                                  6,008,823
         Growth & Income Fund                                         5,564,507
         Bond Fund                                                   40,505,765
         Managed Total Return Fund                                    1,660,545
                                                                  -------------

                                                                    $63,068,627


         Reduced by the difference Between

         (1)      Aggregate Redemption Price of
                  Shares Redeemed During the Period

         Aggressive Growth Fund                                   $  21,383,861
         Growth Fund                                                 20,280,254
         Growth & Income Fund                                        31,789,889
         Bond Fund                                                   47,169,417
         Managed Total Return Fund                                    6,392,506
                                                                ---------------

                                                                   $127,015,927
         and,
         (2)      Aggregate Redemption Price of Redeemed
                  Shares Previously Applied by Registrant Pursuant
                  to 24e-2(a) Filings Made Pursuant to Section
                   24(e)(1) of Investment Company Act of 1940.     $        -0-

         Equals                                                   ($ 63,947,300)
Division of Investment Management
Securities and Exchange Commission
November 29, 1995
Page 3

7. We have enclosed an opinion of counsel but have not wired any fees, since our calculations show that the Trust had net redemptions for the fiscal year ended September 30, 1995.

                                                     Very truly yours,

                                                     FUNDMANAGER TRUST


                                                     By: /s/JAMES S. LELKO, JR.
                                                         James S. Lelko, Jr.
                                                         Assistant Treasurer


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                               6 ST. JAMES AVENUE
                                  NINTH FLOOR
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800

                                                            November 29, 1995


FundManager Trust
One Beacon Street
Boston, Massachusetts 02108

Ladies and Gentlemen:

RE: RULE 24F-2 NOTICE FOR FUNDMANAGER TRUST FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1995.


         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.001 per share) (the "Shares") of FundManager Trust, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933
Act"). I understand that the Trust proposes to file a final notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust for the fiscal year ended September 30,1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Trust as of the fiscal year ended September 30, 1995 as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                                             Very truly yours,

                                                          /s/PHILIP W. COOLIDGE
                                                             Philip W. Coolidge